Accounts receivable: (Tables)	9 Months Ended
Dec. 31, 2011
Accounts receivable:
Schedule of accounts receivable

	December 31, 2011	March 31, 2011
Customer trade receivable	$43,268	$14,289
Government funding receivable	1,412	1,281
Due from joint venture partner and other receivables	11,528	1,075
Allowance for doubtful accounts	(785)	(711)

	$55,423	$15,934